Investment In Unconsolidated Ventures - Summarized Income Statement Information (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Borrowing Current Maturities	$ 32,323,000	$ 71,816,000
Borrowing non-recourse, current maturities	32,083,000	43,144,000
Deferred gains	885,000
Unrecognized basis difference	2,957,000
Impairment Charges		11,525,000	9,042,000
CL Realty [Member]
Schedule of Equity Method Investments [Line Items]
Deferred gains		2,164,000	4,869,000
Additional non-cash impairments associated with real estate assets sold		23,255,000
Impairment Charges		25,750,000	4,458,000
Area of property sold			625
Sales to third party			20,250,000
Round Rock Luxury Apartments [Member] | Four One Four Unit Multifamily [Member]
Schedule of Equity Method Investments [Line Items]
Earnings of other ventures related to consolidated ventures shares	8,247,000
Revenue earnings related to sale of apartments	40,400,000
Our share earnings of other ventures related to consolidated ventures shares	5,707,000
Number of multifamily apartment units sold	414
Temco [Member]
Schedule of Equity Method Investments [Line Items]
Additional non-cash impairments associated with real estate assets sold		23,255,000
Impairment Charges		41,226,000
Temco [Member] | Real Estate Assets [Member]
Schedule of Equity Method Investments [Line Items]
Additional non-cash impairments associated with real estate assets sold		21,426,000
Other Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Earnings of other ventures related to consolidated ventures shares	5,307,000
Our share earnings of other ventures related to consolidated ventures shares	2,541,000
Our share of earnings allocated to noncontrolling interests	(2,766,000)
Loss On Sale Of Property			$ 13,061,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Interest	25.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Interest	50.00%